Share capital - Rio Tinto plc - Summary of share capital (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 £ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of classes of share capital [line items]
Ordinary shares issued under the Global Employee Share plan (GESP) | $	$ 0		$ 0	$ 0
– Rio Tinto plc
Disclosure of classes of share capital [line items]
Number of issued and fully paid up share capital beginning balance (in shares)	1,255,945,000		1,255,892,000	1,255,845,000
Ordinary shares issued under the Global Employee Share plan (GESP) (in shares)	65,000.000		53,000.000	47,000.000
Shares purchased and cancelled (in shares)	0		0	0
Number of issued and fully paid up share capital ending balance (in shares)	1,256,010,000.00		1,255,945,000	1,255,892,000
Issued and fully paid up share capital beginning balance | $	$ 207		$ 207	$ 207
Shares purchased and cancelled | $	0		0	0
Issued and fully paid up share capital ending balance | $	$ 207		$ 207	$ 207
Ordinary shares issued under the GESP (in shares)	65,000.000		53,000.000	47,000.000
Shares purchased and cancelled (in shares)	0		0	0
– Rio Tinto plc | Rio Tinto Plc Employee Share Based Payment Plans
Disclosure of classes of share capital [line items]
Exercise prices per share | £ / shares		£ 41.17
Market value per share | £ / shares		£ 60.26
– Rio Tinto plc | Shares held by public
Disclosure of classes of share capital [line items]
Ordinary shares issued under the Global Employee Share plan (GESP) (in shares)	65,000.000		53,000.000	47,000.000
Shares purchased and cancelled (in shares)	0		0	0
Number of shares held by public at beginning balance (in shares)	1,252,922,000		1,251,321,000	1,249,655,000
Shares reissued from treasury under the GESP (in shares)	1,305,000		1,548,000	1,619,000
Ordinary shares issued under the GESP (in shares)	65,000.000		53,000.000	47,000.000
Shares purchased and cancelled (in shares)	0		0	0
Number of shares held by public at ending balance (in shares)	1,254,292,000		1,252,922,000	1,251,321,000
Shares held in treasury (in shares)	1,718,000	1,718,000	3,023,000.000	4,571,000
– Rio Tinto plc | Special voting share
Disclosure of classes of share capital [line items]
Other share classes	1 only		1 only	1 only
– Rio Tinto plc | DLC dividend share
Disclosure of classes of share capital [line items]
Other share classes	1 only		1 only	1 only